TRANSAMERICA BALANCED

Summary Prospectus

March 1, 2010, revised as of July 9, 2010

Class	CLASS P
& Ticker	TABPX

This summary prospectus is designed to provide shareholders with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information and most recent reports to shareholders, online at http://www.transamericafunds.com/prospectus. You can also get this information at no cost by calling 866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com, or from your financial professional. The fund’s prospectus and statement of additional information, dated March 1, 2010, as supplemented from time to time, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated October 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective: Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[b]
Class P Shares*
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.46%
Total annual fund operating expenses	1.46%
Expense reduction[a]	0.36%
Total annual fund operating expenses after expense reduction	1.10%

[a]

Contractual arrangements have been made with the fund’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2011, to waive fees and/or reimburse fund expenses to the extent that Class P’s total operating expenses exceed 1.10%, excluding extraordinary expenses. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day the estimated annualized fund operating expenses are less than the cap, excluding extraordinary expenses. The expense cap may be terminated by the fund’s Board of Trustees at any time.

[b]	Annual fund operating expenses are based on estimates for the current fiscal year.

*

Closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts.

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 year	3 years	5 years	10 years
P	$112	$426	$763	$1,715

Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund performance. During the most recent fiscal year, the portfolio turnover rate was 100% of the average value of the fund's portfolio.

Principal Investment Strategies: Transamerica Investment Management, LLC (“TIM”), the fund's sub-adviser, seeks to achieve the fund's objective by primarily investing, under normal circumstances, in a combination of common stocks and high quality bonds with maturities of less than 30 years. The fund may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. TIM may shift portions held in bonds and stocks according to business and investment conditions. The fund will hold at least 25% of its assets in non-convertible fixed-income securities.

TIM uses a “bottom-up” approach to investing. A “bottom-up” approach is looking at individual companies against the context of broader market factors.

The fund may invest in foreign securities, mortgage-backed securities and lower rated bonds. The fund may also invest in derivative securities, including futures, options and options on futures and swaps.

The fund may invest in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks: The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary of certain risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

•

Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

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Credit – If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default and are considered speculative.

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Currency – When the fund invests in securities denominated in foreign currencies, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

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Derivatives – Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments.

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Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

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Foreign Securities – Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

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Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to rapid price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

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High-Yield Debt Securities – High-yield debt securities, or junk bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, are considered by the sub-adviser to be of equivalent quality. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds have a higher risk of default, tend to be less liquid and may be more difficult to value.

•

Increase in Expenses – Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

•

Liquidity – Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

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Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the federal government has taken various steps to stimulate the economy, and the expiration or termination of these stimulus measures may negatively affect the value and liquidity of certain securities. The fund may experience a substantial or complete loss on any individual security.

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Mortgage-Related Securities – Mortgage-related securities represent a participation interest in a pool of mortgage loans originated by governmental or private lenders such as banks. These securities are subject to special risks, including interest rate risk, credit risk, prepayment or call risk and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgages to borrowers with lower credit ratings that pose a higher risk of default. In response to the recent financial crisis, the Federal Reserve has attempted to keep mortgage rates low by buying mortgage-backed assets. When this support ends, the prices of mortgage-backed securities may fall.

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Portfolio Selection – The sub-adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

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Small- or Medium-Sized Companies – Small- or medium-sized companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.

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Stocks – Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

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Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund’s performance and average annual total returns have varied from year to year, and how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to a secondary index which is used to more closely reflect the principal strategies and policies of the fund. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for Class A shares of the fund, includes deduction of applicable sales charges. Absent limitation of the fund’s expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamericafunds.com or by calling 1-888-233-4339.

The past performance information shown below is for Class A shares which would have substantially similar annual returns as Class P shares because both share classes are invested in the same portfolio of securities. Class A shares are not offered in this prospectus. The returns for Class A shares will vary from Class P shares to the extent that the classes do not have the same expenses, and because Class P shares are not subject to sales charges. Performance information for Class P shares will be included after Class P shares have been in operation for one calendar year.

Annual Total Returns (calendar years ended December 31)

Class P Shares	Quarter Ended	Return
Best Quarter:	06/30/2009	13.89%
Worst Quarter:	12/31/2008	-16.46%

Average Annual Total Returns (periods ended December 31, 2009)1

	1 Year	5 Years	10 Years or Inception
Class A
Return before taxes	20.53%	0.83%	0.97%
Return after taxes on distributions[2]	20.00%	0.31%	0.42%
Return after taxes on distributions and sale of fund shares[2]	13.46%	0.58%	0.58%
Standard & Poor’s 500 Composite Stock Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

[1]

Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

[2]	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Note: Prior to May 28, 2004, a different sub-adviser managed this fund, it had a different investment objective, and it used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

Management:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Transamerica Investment Management, LLC

Portfolio Managers:

Kirk J. Kim, Portfolio Manager (Lead-Equity) since 2010

Peter O. Lopez, Portfolio Manager (Co-Equity) since 2010

Greg D. Haendel, CFA, Portfolio Manager (Lead-Fixed-Income) since 2008

Derek S. Brown, CFA, Portfolio Manager (Co-Fixed-Income) since 2008

Brian W. Westhoff, CFA, Portfolio Manager (Co-Fixed-Income) since 2008

Purchase and Sale of Fund Shares: Class P shares are closed to new investors except for investors that purchase through certain fund supermarket platforms, certain fee-based programs, retirement plan intermediaries and registered investment advisers that maintain a sales agreement with the fund’s distributor. Investors who received Class P shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class P shares, but may not open new accounts. You buy and redeem shares at the fund’s next determined net asset value (NAV) after receipt of your request in good order.

Tax Information: Fund distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MSPAP0710B	5